Financial Assets and Liabilities - Contractual maturities of financial liabilities (Details) - Liquidity risk - USD ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	$ 159,487	$ 107,892
Derivative liabilities	3,953	5,417
Exchangeable senior notes	1,604,923	1,000,000
Financial liabilities	1,768,363	1,113,309
Due in one year or less
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	159,487	107,892
Derivative liabilities	3,879	5,213
Exchangeable senior notes	1,604,923	0
Financial liabilities	1,768,289	113,105
Greater than 12 Months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	0	0
Derivative liabilities	74	204
Exchangeable senior notes	0	1,000,000
Financial liabilities	$ 74	$ 1,000,204